Portfolio of Investments (unaudited)
As of July 31, 2023
abrdn Global Dynamic Dividend Fund

Shares or Principal Amount		Value
COMMON STOCKS—95.5%
AUSTRALIA—0.7%
Materials—0.7%
BHP Group Ltd., ADR	29,745	$ 1,863,524
BRAZIL—1.6%
Industrials—1.0%
CCR SA	969,000	2,723,344
Materials—0.6%
Vale SA, ADR	123,300	1,803,879
Total Brazil		4,527,223
CANADA—1.3%
Energy—1.3%
Enbridge, Inc.(a)	95,800	3,525,440
CHINA—2.7%
Communication Services—0.9%
Tencent Holdings Ltd.	56,700	2,605,996
Financials—1.2%
Ping An Insurance Group Co. of China Ltd., H Shares	435,700	3,174,831
Real Estate—0.6%
China Vanke Co. Ltd., H Shares	1,165,300	1,651,638
Total China		7,432,465
DENMARK—1.2%
Financials—1.2%
Tryg A/S	170,500	3,366,318
EGYPT—0.7%
Energy—0.7%
Energean PLC	125,800	1,869,537
FINLAND—0.6%
Information Technology—0.6%
Nokia OYJ	416,406	1,636,867
FRANCE—6.5%
Consumer Discretionary—1.1%
LVMH Moet Hennessy Louis Vuitton SE	3,200	2,972,056
Consumer Staples—1.1%
Danone SA	49,000	2,992,270
Energy—1.1%
TotalEnergies SE, ADR(a)	50,900	3,097,265
Industrials—1.7%
Alstom SA	94,000	2,878,303
Teleperformance	11,800	1,711,458
		4,589,761
Utilities—1.5%
Engie SA	260,900	4,280,149
Total France		17,931,501
GERMANY—2.2%
Financials—1.0%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,200	2,710,410
Shares or Principal Amount		Value

Utilities—1.2%
RWE AG	81,900	$ 3,524,865
Total Germany		6,235,275
HONG KONG—1.1%
Financials—1.1%
Hong Kong Exchanges & Clearing Ltd.	70,600	2,976,637
JAPAN—2.0%
Financials—1.3%
Mitsubishi UFJ Financial Group, Inc.	451,600	3,636,395
Real Estate—0.7%
GLP J-REIT	2,000	1,970,328
Total Japan		5,606,723
NETHERLANDS—6.1%
Consumer Staples—0.9%
Heineken NV	26,500	2,593,859
Financials—1.1%
ING Groep NV, Series N	209,500	3,058,001
Industrials—1.2%
Ferrovial SE	103,000	3,413,311
Information Technology—2.9%
ASML Holding NV	4,600	3,294,836
BE Semiconductor Industries NV	39,100	4,668,485
		7,963,321
Total Netherlands		17,028,492
NORWAY—0.9%
Communication Services—0.9%
Telenor ASA	224,700	2,405,400
SINGAPORE—1.1%
Financials—1.1%
Oversea-Chinese Banking Corp. Ltd.	319,000	3,192,473
SPAIN—0.9%
Consumer Discretionary—0.9%
Amadeus IT Group SA	36,660	2,629,845
SWEDEN—0.5%
Industrials—0.5%
Atlas Copco AB, A Shares	105,900	1,504,403
TAIWAN—1.1%
Information Technology—1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	170,200	3,073,403
UNITED KINGDOM—7.5%
Communication Services—0.7%
Vodafone Group PLC, ADR(a)	208,700	2,007,694
Consumer Discretionary—0.9%
Taylor Wimpey PLC	1,757,912	2,580,367
Energy—0.4%
Capricorn Energy PLC	558,513	1,270,112
Financials—1.4%
Allfunds Group PLC	177,100	1,154,681
London Stock Exchange Group PLC	25,700	2,790,885
		3,945,566

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2023
abrdn Global Dynamic Dividend Fund

Shares or Principal Amount		Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Health Care—2.6%
AstraZeneca PLC, ADR(a)	49,900	$ 3,577,830
Dechra Pharmaceuticals PLC	76,034	3,624,724
		7,202,554
Industrials—1.1%
Melrose Industries PLC	433,033	2,947,033
Utilities—0.4%
SSE PLC	47,617	1,029,629
Total United Kingdom		20,982,955
UNITED STATES—56.8%
Communication Services—1.7%
Alphabet, Inc., Class C(a)(b)	36,000	4,791,960
Consumer Discretionary—5.6%
Aptiv PLC(a)(b)	24,400	2,671,556
Genuine Parts Co.(a)	18,600	2,896,392
Las Vegas Sands Corp.(b)	35,400	2,117,274
Lowe's Cos., Inc.(a)	16,100	3,771,747
TJX Cos., Inc. (The)(a)	46,100	3,989,033
		15,446,002
Consumer Staples—5.8%
Coca-Cola Co. (The)(a)	58,700	3,635,291
Keurig Dr Pepper, Inc.	81,100	2,758,211
Mondelez International, Inc., Class A(a)	50,300	3,728,739
Nestle SA	25,210	3,088,707
Target Corp.(a)	21,700	2,961,399
		16,172,347
Energy—1.5%
New Fortress Energy, Inc.	17,300	493,915
Williams Cos., Inc. (The)(a)	107,885	3,716,638
		4,210,553
Financials—7.4%
Bank of America Corp.(a)	86,500	2,768,000
Blackstone, Inc., Class A	27,354	2,866,425
CME Group, Inc.	13,300	2,646,168
Fidelity National Information Services, Inc.	43,339	2,616,809
Goldman Sachs Group, Inc. (The)	9,500	3,380,765
Huntington Bancshares, Inc.	235,700	2,884,968
JPMorgan Chase & Co.	20,900	3,301,364
		20,464,499
Health Care—10.1%
AbbVie, Inc.(a)	24,212	3,621,631
Baxter International, Inc.	49,700	2,247,931
Bristol-Myers Squibb Co.(a)	42,408	2,637,354
CVS Health Corp.	37,100	2,770,999
Eli Lilly & Co.(a)	6,600	3,000,030
Medtronic PLC(a)	29,000	2,545,040
Merck & Co., Inc.	23,985	2,558,000
Roche Holding AG	8,210	2,545,521
Sanofi	30,900	3,296,552
UnitedHealth Group, Inc.(a)	5,592	2,831,621
		28,054,679
Shares or Principal Amount		Value

Industrials—4.4%
FedEx Corp.(a)	13,500	$ 3,644,325
Norfolk Southern Corp.	11,200	2,616,208
Schneider Electric SE	20,000	3,567,441
Stanley Black & Decker, Inc.	22,800	2,263,356
		12,091,330
Information Technology—12.4%
Amdocs Ltd.	36,500	3,417,860
Analog Devices, Inc.	18,100	3,611,493
Apple, Inc.(a)	54,000	10,608,300
Broadcom, Inc.(a)	5,326	4,786,210
Cisco Systems, Inc.	63,600	3,309,744
Microsoft Corp.(a)	25,626	8,608,286
		34,341,893
Materials—3.0%
Air Products & Chemicals, Inc.	7,900	2,412,107
Linde PLC	9,200	3,569,853
Newmont Corp.	57,300	2,459,316
		8,441,276
Real Estate—1.7%
American Tower Corp.	11,500	2,188,565
Gaming and Leisure Properties, Inc., REIT(a)	53,991	2,562,413
		4,750,978
Utilities—3.2%
CMS Energy Corp.(a)	43,800	2,674,866
FirstEnergy Corp.	59,600	2,347,644
NextEra Energy Partners LP	22,800	1,241,460
NextEra Energy, Inc.(a)	37,100	2,719,430
		8,983,400
Total United States		157,748,917
Total Common Stocks		265,537,398
CORPORATE BONDS—0.0%
UNITED STATES—0.0%
Diversified Financial Services—0.0%
Fixed Income Pass-Through Trust, Class B, 3 mo. LIBOR + 0.95%, Series 2007-C, 0.00%, 01/15/2087(c)(d)(e)	$500,000	500
Total Corporate Bonds		500
PREFERRED STOCKS—1.4%
SOUTH KOREA—1.2%
Information Technology—1.2%
Samsung Electronics Co. Ltd.	75,400	3,396,072
UNITED STATES—0.2%
Materials—0.2%
Lyondellbasell Advanced Polymers, Inc.	494	417,430
Total Preferred Stocks		3,813,502

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2023
abrdn Global Dynamic Dividend Fund

Shares or Principal Amount		Value
SHORT-TERM INVESTMENT—2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.19%(f)	6,044,349	$ 6,044,349
Total Short-Term Investment		6,044,349
Total Investments (Cost $239,026,253)—99.1%		275,395,749
Other Assets in Excess of Liabilities—0.9%		2,559,061
Net Assets—100.0%		$277,954,810

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Illiquid security.
(e)	Variable or Floating Rate security. Rate disclosed is as of July 31, 2023.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2023.

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

At July 31, 2023, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
10/18/2023	Royal Bank of Canada	USD	21,562,735	EUR	19,400,000	$21,410,617	$152,118

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2023 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Registered investment companies are valued at their NAV as reported by such company. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the  Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
4